Net Loss Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	9 Months Ended			12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,900,000	11,900,000
XL Hybrids Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	119,592,988		135,191,907	115,680,113	111,221,549
XL Hybrids Inc [Member] | Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,900,812		8,263,186	13,293,586	10,085,022
XL Hybrids Inc [Member] | Convertible Preferred Stocks [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	99,481,041		94,661,692	94,661,692	94,661,692
XL Hybrids Inc [Member] | Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,073,128		25,692,194
XL Hybrids Inc [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,138,007		6,574,835	7,724,835	6,474,835